AstraZeneca PLC ADRhedged™
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
Common Stocks
— 99.0%
Health Care — 99.0%
AstraZeneca PLC, ADR
(Cost $3,925,292) ........................................................................................................ 55,468 $ 4,076,898
Short-Term Investment
— 0.8%
Money Market Funds — 0.8%
Dreyfus Treasury Securities Cash Management Institutional Shares, 4.17%
(a)
(Cost $33,656) ........................................................................................................... 33,656 33,656
Total Investments — 99.8%
(Cost $3,958,948) 4,110,554
Assets in excess of Other Liabilities,
Net — 0.2% 9,987
Net Assets — 100% $ 4,120,541
_______________
(a) Reflects the 7-day yield at March 31, 2025.
ADR : American Depositary Receipt
PLC : Public Limited Company
At March 31, 2025, the Fund had the following currency swaps outstanding:
Counterparty
Settlement
Date
*
Currency to Deliver Currency to Receive
Unrealized
Appreciation
Unrealized
Depreciation
CIBC 04/01/25 USD 4,029,955 GBP 3,122,135 $ — $ (42)
CIBC 04/01/25 GBP 3,122,135 USD 4,040,289 10,376 —
CIBC 04/02/25 GBP 3,171,014 USD 4,092,984 — (20)
Total Unrealized Appreciation/(Depreciation) $ 10,376
$ (62)
* The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.
Currency Abbreviations
USD U.S. Dollar
GBP Pound Sterling